SEGMENT REPORTING (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
SCHEDULE OF BREAKDOWN OF SIGNIFICANT OPERATING EXPENSES

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Revenue	$-	$487	$-	$581
Cost of revenues	-	(60)	-	96
Gross profit	-	547	-	485
Operating expenses:
Research and development by significant expense:
MSA/license fees	510	767	1,810	2,392
Study fees	60	48	472	200
Professional fees	233	64	591	152
Payroll and related	123	71	365	518
Other[1]	109	51	242	184
Research and development	1,035	1,001	3,480	3,446
General and administrative by significant expense:
Stock-based compensation	284	392	1,123	1,036
Payroll and related	313	367	1,134	1,234
Professional fees	215	1,125	1,041	3,409
Occupancy expense	6	1,267	21	5,068
Other[2]	140	230	426	845
General and administrative	958	3,381	3,745	11,592
Gain on lease termination	-	(1,576)	-	(1,576)
Total operating expenses	1,993	2,806	7,225	13,462
Loss from operations	(1,993)	(2,259)	(7,225)	(12,977)
Other income (expense), net
Forward sales contract expense	-	-	(5,847)	-
Gain (loss) on extinguishment of debt	734	(22,440)	734	(22,440)
Fair value adjustments to bridge notes derivative liability	-	(1,038)	-	(1,038)
Change in fair value of warrant liabilities	-	831	1	897
Change in fair value of contingent consideration	-	-	-	66
Interest income (expense), net	31	(1,686)	36	(3,269)
Other expense, net	(6)	-	(264)	-
Total other income (expense), net	759	(24,333)	(5,340)	(25,784)
Loss before income taxes	(1,234)	(26,592)	(12,565)	(38,761)
Provision for income taxes	(6)	(12)	(17)	(19)
Net loss	$(1,240)	$(26,604)	$(12,582)	$(38,780)

	September 30, 2025	December 31, 2024
Cash	$3,047	$1,729

[1]	Other includes certain lab supply expenses, amounts related to the close out of a former clinical trial, allocated occupancy costs, stock-based compensation, and depreciation.

[2]	Other includes expenses related to insurance, information technology, travel, banking, depreciation and other miscellaneous expenses.

	Year ended December 31,
	2024	2023
Revenue	$582	$68
Cost of revenues	96	236
Gross profit (loss)	486	(168)
Operating expenses:
Research and development by significant expense:
MSA/license fees	3,017	3,250
Professional fees	759	1,181
Payroll and related	502	701
Other[1]	326	788
Research and development	4,604	5,920
General and administrative by significant expense:
Occupancy expense	5,074	3,306
Professional fees	4,168	6,464
Payroll and related	1,607	2,045
Stock-based compensation	1,431	1,008
Other[2]	852	1,764
General and administrative	13,132	14,587
Gain on lease termination	(1,576)	-
Acquisition of Exacis in-process research and development	-	460
Total operating expenses	16,160	20,967
Loss from operations	(15,674)	(21,135)
Other expense, net	(28,835)	(536)
Loss before income taxes	(44,509)	(21,671)
(Provision) benefit for income taxes	(30)	3
Net loss	$(44,539)	$(21,668)
Cash	$1,729	$7,575

[1]	Other includes certain lab supply expenses, amounts related to the close out of a former clinical trial, allocated occupancy costs, stock-based compensation, and depreciation.

[2]	Other includes expenses related to insurance, information technology, travel, banking, depreciation and other miscellaneous expenses.